Advance to Suppliers	12 Months Ended
Dec. 31, 2024
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

Note 6 — ADVANCE TO SUPPLIERS

As of December 31, 2024, and 2023, the balance of advance to suppliers amounted to $92,304,699 and $38,602,304, respectively.

Movement of the allowance for doubtful accounts for advance to suppliers is as follows:

	December 31, 2024	December 31, 2023
Balance as of January 1	$3,982,991	$4,186,385
Provisions for doubtful accounts	708,907	(83,874
Changes due to foreign exchange	(108,806)	(119,520)
Balance as of December 31	$4,583,092	$3,982,991

For the year ended December 31, 2024, the Company provided $4,583,092 for an allowance for doubtful accounts for those outstanding advances to suppliers, of which $2,203,520 was added to the provision for doubtful accounts, $338,645 was reversed due to recoveries, and the provision for doubtful accounts was reduced by $1,155,968 due to the disposal of subsidiaries. In October 2023, a lawsuit was filed against the supplier for $19,902,929, and in August 2024, a lawsuit was filed against the supplier for $69,314, which has not been recovered. $16,620,077 was initiated in September 2022, and the result of the lawsuit did not meet the Company's requirements, the Company transferred the case to the criminal case, which is still in the stage of negotiation with the Public Security Bureau for filing the case.

On March 23, 2023, the Company filed a lawsuit against Linyi Jinlong Cold Storage Factory (“Linyi Jinlong”), a supplier of the Company’s subsidiary, Fintech (Zibo) Supply Chain Management Co. Ltd. (“Fintech Zibo”), for purchasing frozen pork cuts from Linyi Jinlong in the amount of $1,117,664 (RMB7.71 million), which had been paid, and the Company demanded a refund or return of the goods due to the quality of the goods not being up to the required standard, which has not been properly dealt with by Linyi Jinlong. Considering that the recovery of the amount is unlikely, the financial statements provide full allowance for this prepayment. The allowance for doubtful accounts of Linyi Jinlong was reduced due to the fact that the Company has disposed of Fintech Zibo for the years ended December 31, 2024.